                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Basswood Partners, L.L.C.
Address:      645 Madison Avenue, 10th Floor
              New York, New York 10022

Form 13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Lindenbaum
Title:   Managing Member
Phone:   (212) 521-9500

Signature, Place, and Date of Signing:


/s/Matthew Lindenbaum   New York, New York     11/9/01
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]



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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     95

Form 13F Information Table Value Total:     $640,589,791


The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Basswood Capital Management, LLC

         2         28-                      Bennett Lindenbaum

         3         28-                      Matthew Lindenbaum

















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
                                                        BASSWOOD PARTNERS
                                                       COMBINATION REPORT
                                                       September 30, 2001

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   SEE          SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  INSTR. V     OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

American Express
  Co. (AXP)            Common   025816109   1,232,260     42,404           X                      1,2,3             X
Astoria Financial
  Corp.(ASFC)          Common   046265104  23,013,147    388,342           X                      1,2,3             X
Automatic Data
  Processing (ADP)     Common   053015103   4,078,368     86,700           X                      1,2,3             X
Banc One Corp. (ONE)   Common   06423A103  18,426,692    585,532           X                      1,2,3             X
Bank of New York (BK)  Common   064057102  17,801,945    508,627           X                      1,2,3             X
Bay View Capital
  Corp. (BVC)          Common   07262L101     650,944     92,992           X                      1,2,3             X
Bear Stearns (BSC)     Common   073902108  25,291,731    505,733           X                      1,2,3             X
Blyth Inc. (BTH)       Common   09643P108     515,589     25,922           X                      1,2,3             X
Brookfield Property
  Corp.(BPO)           Common   112900105   4,792,943    262,627           X                      1,2,3             X
Capital One Financial
  Corp. (COF)          Common   14040H105   1,181,222     25,662           X                      1,2,3             X
Carnival Corp. (CCL)   Common   143658102     897,007     40,736           X                      1,2,3             X
Citigroup Inc. (C)     Common   172967101  15,180,845    374,836           X                      1,2,3             X
City National Corp.
  (CYN)                Common   178566105  13,827,763    320,458           X                      1,2,3             X
Comerica, Inc. (CMA)   Common   200340107  20,036,806    361,675           X                      1,2,3             X
Community State Bank
  (TNEK)               Common   204136105     545,590     54,559           X                      1,2,3             X
Compucredit Corp.
  (CCRT)               Common   20478N100   1,646,155    225,810           X                      1,2,3             X
Countrywide Credit
  (CCR)                Common   222372104  12,222,293    278,222           X                      1,2,3             X
Crossman Communities
  Inc (CROS)           Common   22764E109     448,009     17,054           X                      1,2,3             X
D. R. Horton, Inc.
  (DHI)                Common   23331A109  13,266,835    635,994           X                      1,2,3             X
DAL Tile Intl Inc.
  (DTL)                Common   23426R108     402,449     26,150           X                      1,2,3             X
Dime Bancorp (DME)     Common   25429Q102   5,044,206    128,286           X                      1,2,3             X



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E*Trade Group, Inc.
  (ET)                 Common   269246104     655,360    108,324           X                      1,2,3             X
Eaton Vance Corp. (EV) Common   278265103   1,904,387     60,746           X                      1,2,3             X
Edwards A G Inc. (AGE) Common   281760108  18,653,627    531,291           X                      1,2,3             X
Ethan Allen Interiors
  Inc. (ETH)           Common   297602104     361,680     13,152           X                      1,2,3             X
Family Dollar Stores,
  Inc. (FDO)           Common   307000109     309,050     11,230           X                      1,2,3             X
Fastenal Co (FAST)     Common   311900104   1,473,902     25,867           X                      1,2,3             X
Federated Investors
  Inc. (FII)           Common   314211103  13,432,599    453,804           X                      1,2,3             X
Fidelity National
  Financial Inc. (FNF) Common   316326107  25,812,714    959,938           X                      1,2,3             X
Fifth Third Bancorp
  (FITB)               Common   316773100   5,754,958     93,607           X                      1,2,3             X
Financial Federal
  Corp. (FIF)          Common   317492106   8,270,662    337,578           X                      1,2,3             X
Finova Corp. (FNV)     Common   317928109     104,061     92,912           X                      1,2,3             X
First American Corp.
  (FAF)                Common   318522307   2,852,739    140,876           X                      1,2,3             X
Fleetboston Financial
  Corp. (FBF)          Common   339030108  13,033,984    354,666           X                      1,2,3             X
Franklin Resources
  Inc. (BEN)           Common   354613101   2,223,942     64,146           X                      1,2,3             X
Freddie Mac (FRE)      Common   313400301  20,043,205    308,357           X                      1,2,3             X
G&K Services Inc.
  (GKSRA)              Common   361268105   1,106,179     41,664           X                      1,2,3             X
Gannett Inc. (GCI)     Common   364730101     676,057     11,247           X                      1,2,3             X
Golden State Bancorp
  (GSB)                Common   381197102   1,796,518     59,096           X                      1,2,3             X
Golden West Financial
  Corp. (GDW)          Common   381317106   4,903,756     84,402           X                      1,2,3             X
Goldman Sachs & Co.
  (GS)                 Common   38141G104   1,506,769     21,118           X                      1,2,3             X
Household
  International (HI)   Common   441815107   3,277,425     58,131           X                      1,2,3             X
IMC Mortgage Co.
  (IMCC)               Common   449923101         689    229,516           X                      1,2,3             X
Interpublic Group
  Cos Inc. (IPG)       Common   460690100     709,920     34,800           X                      1,2,3             X
Intimate Brands Inc.
  (IBI)                Common   461156101     340,920     37,880           X                      1,2,3             X
JLG Industries Inc.
  (JLG)                Common   466210101   1,227,889    134,049           X                      1,2,3             X
John Hancock & Thrift
  (BTO)                Common   409735107   4,954,381    605,670           X                      1,2,3             X
John Nuveen Co. (JNC)  Common   478035108   4,609,452    104,215           X                      1,2,3             X
Knight Trading Group
  Inc. (NITE)          Common   499063105     469,855     60,941           X                      1,2,3             X




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Lehman Brothers
  Holdings, Inc. (LEH) Common   524908100   8,121,705    142,862           X                      1,2,3             X
Linens N Things Inc.
  (LIN)                Common   535679104     217,089     11,684           X                      1,2,3             X
LNR Property Corp.
  (LNR)                Common   501940100   8,690,741    290,175           X                      1,2,3             X
Lowe's Companies (LOW) Common   548661107     473,357     14,956           X                      1,2,3             X
M&T Bank Corporation
  (MTB)                Common   55261F104   2,288,968     30,932           X                      1,2,3             X
Masco Corp. (MAS)      Common   574599106     763,087     37,333           X                      1,2,3             X
MBNA Corp. (KRB)       Common   55262L100  18,921,739    624,686           X                      1,2,3             X
McDonalds Corporation
  (MCD)                Common   580135101     804,023     29,625           X                      1,2,3             X
Mellon Financial Corp.
  (MEL)                Common   58551A108  12,350,316    382,008           X                      1,2,3             X
Merrill Lynch Co.
  (MER)                Common   590188108  15,887,917    391,328           X                      1,2,3             X
Mohawk Inds. Inc.
  (MHK)                Common   608190104   1,360,889     37,031           X                      1,2,3             X
Moody's Corp. (MCO)    Common   615369105  15,471,624    418,152           X                      1,2,3             X
Morgan Stanley
  Dean Witter (MWD)    Common   617446448   1,631,798     35,206           X                      1,2,3             X
Nasdaq 100 Financial
  Trust (QQQ)          Common   631100104     231,869      8,001           X                      1,2,3             X
National City Corp.
  (NCC)                Common   635405103     351,254     11,728           X                      1,2,3             X
Nationwide Financial
  Services (NFS)       Common   638612101   4,798,637    129,065           X                      1,2,3             X
NCI Building Systems
  Inc. (NCS)           Common   628852105     633,547     55,091           X                      1,2,3             X
Nextcard, Inc. (NXCD)  Common   65332K107     227,708     35,747           X                      1,2,3             X
Northern Trust Corp.
  (NTRS)               Common   665859104   4,322,725     82,369           X                      1,2,3             X
Paccar Inc. (PCAR)     Common   693718108     636,683     12,975           X                      1,2,3             X
Pacific Capital Bancorp
  (SABB)               Common   69404P101   1,607,433     55,486           X                      1,2,3             X
Plexus Corp. (PLXS)    Common   729132100     403,595     17,116           X                      1,2,3             X
PNC Bancorp (PNC)      Common   693475105   6,959,253    121,559           X                      1,2,3             X
Pro Business Services
  Inc. (PRBZ)          Common   742674104   2,683,513    181,441           X                      1,2,3             X
Progressive Corp.
  (PGR)                Common   743315103   2,853,141     21,308           X                      1,2,3             X
Providian Financial
  Corp. (PVN)          Common   74406A102   7,021,973    348,485           X                      1,2,3             X
Raymond James
  Financial,
  Inc. (RJF)           Common   754730109   9,532,446    351,103           X                      1,2,3             X
Ross Stores Inc.
  (ROST)               Common   778296103     823,388     28,150           X                      1,2,3             X




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

SEI Investments
  Company (SEIC)       Common   784117103   2,672,896     83,528           X                      1,2,3             X
Southern Pacific
  Funding Corp.
  (SFCFQ)              Common   843576109         650    162,529           X                      1,2,3             X
Southtrust Corp (SOTR) Common   844730101   6,278,355    246,500           X                      1,2,3             X
Sovereign Bancorp(SOV) Common   845905108   9,105,931    958,519           X                      1,2,3             X
State Street Corp.
  (STT)                Common   857477103  14,483,515    318,319           X                      1,2,3             X
Summit Bancorp (SUB)   Common   866005101  25,526,256    607,768           X                      1,2,3             X
TCF Financial Corp.
  (TCB)                Common   872275102   3,292,875     71,491           X                      1,2,3             X
TD Waterhouse Group,
  Inc. (TWE)           Common   872362108     962,752    156,800           X                      1,2,3             X
Tiffany & Co. (TIF)    Common   886547108   1,298,567     59,980           X                      1,2,3             X
Toll Brothers Inc.
  (TOL)                Common   889478103  28,281,741    953,210           X                      1,2,3             X
UnionBancal Corp. (UB) Common   908906100   1,653,727     48,869           X                      1,2,3             X
United Companies
  Financial Corp.
  (UCFNQ)              Common   909870107       1,954    150,305           X                      1,2,3             X
United Parcel Service
  (UPS)                Common   911312106   1,197,307     23,034           X                      1,2,3             X
US Bancorp (USB)       Common   902973304  26,611,893  1,199,815           X                      1,2,3             X
Wachovia Corp. (WB)    Common   929903102   2,051,022     66,162           X                      1,2,3             X
Washington Mutual (WM) Common   939322103  22,816,897    592,955           X                      1,2,3             X
Wells Fargo & Co (WFC) Common   949746101  34,682,424    780,257           X                      1,2,3             X
Westamerica Banc
  (WABC)               Common   957090103   7,633,984    211,761           X                      1,2,3             X
Total                                    $640,589,791






















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